Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000148681
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Global Macro ETF
Class Name	Virtus AlphaSimplex Global Macro ETF
Trading Symbol	ASGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Global Macro ETF ("Fund") for the period of August 4, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Macro ETF	$43Footnote Reference(a)	0.80%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period August 4, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 43	[1]
Expense Ratio, Percent	0.80%	[2]
AssetsNet	$ 7,002,418
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$7,002,418
Total number of portfolio holdings	13
Portfolio turnover rate	0%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	32
Currencies	18
Equities	44
Fixed Income	6

C000248117
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures ETF
Class Name	Virtus AlphaSimplex Managed Futures ETF
Trading Symbol	ASMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$43	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 32,420,618
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$32,420,618
Total number of portfolio holdings	15
Portfolio turnover rate	0%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Table Summary
Commodities	37
Currencies	22
Equities	32
Fixed Income	9

C000228821
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Clean Energy ETF
Class Name	Virtus Duff & Phelps Clean Energy ETF
Trading Symbol	VCLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$36	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 5,645,558
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$5,645,558
Total number of portfolio holdings	45
Portfolio turnover rate	26%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Utilities	42.2%
Industrials	42.0%
Information Technology	14.7%
Energy	1.1%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000265195
Shareholder Report [Line Items]
Fund Name	Virtus International Dividend ETF
Class Name	Virtus International Dividend ETF
Trading Symbol	VDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus International Dividend ETF ("Fund") for the period of December 2, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus International Dividend ETF	$7Footnote Reference(a)	0.39%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 7	[5]
Expense Ratio, Percent	0.39%	[6]
AssetsNet	$ 18,354,580
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$18,354,580
Total number of portfolio holdings	122
Portfolio turnover rate	14%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	34.5%
Industrials	14.5%
Information Technology	8.3%
Health Care	8.1%
Materials	7.7%
Utilities	5.8%
Energy	5.4%
Consumer Discretionary	4.6%
Real Estate	4.3%
Consumer Staples	4.2%
Communication Services	2.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000254229
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap ETF
Class Name	Virtus KAR Mid-Cap ETF
Trading Symbol	KMID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[7]
AssetsNet	$ 40,369,858
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$40,369,858
Total number of portfolio holdings	27
Portfolio turnover rate	8%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Industrials	50.1%
Financials	14.5%
Information Technology	13.1%
Consumer Discretionary	11.7%
Health Care	10.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000224134
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Securitized Income ETF
Class Name	Virtus Newfleet Securitized Income ETF
Trading Symbol	VABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Securitized Income ETF (formerly, Virtus Newfleet ABS/MBS ETF) ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Securitized Income ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[8]
AssetsNet	$ 82,703,262
Holdings Count | Holding	129
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$82,703,262
Total number of portfolio holdings	129
Portfolio turnover rate	16%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	62.6%
Mortgage Backed Securities	37.1%
Corporate Bond	0.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000246126
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Class Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Trading Symbol	SDCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[9]
AssetsNet	$ 12,893,825
Holdings Count | Holding	303
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$12,893,825
Total number of portfolio holdings	303
Portfolio turnover rate	22%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	32.2%
Mortgage Backed Securities	29.0%
Corporate Bonds	23.7%
U.S. Government Securities	10.3%
Foreign Bonds	4.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000162265
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Yield Bond ETF
Class Name	Virtus Newfleet Short Duration High Yield Bond ETF
Trading Symbol	VSHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$20	0.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[10]
AssetsNet	$ 31,236,971
Holdings Count | Holding	169
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$31,236,971
Total number of portfolio holdings	169
Portfolio turnover rate	20%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds	84.0%
Foreign Bonds	16.0%
Term LoanFootnote Reference(2)	0.0%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

C000255321
Shareholder Report [Line Items]
Fund Name	Virtus Seix AAA Private Credit CLO ETF
Class Name	Virtus Seix AAA Private Credit CLO ETF
Trading Symbol	PCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[11]
AssetsNet	$ 17,487,225
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$17,487,225
Total number of portfolio holdings	23
Portfolio turnover rate	24%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Asset Backed Securities	95.4%
Term Loan	4.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000209678
Shareholder Report [Line Items]
Fund Name	Virtus Seix Senior Loan ETF
Class Name	Virtus Seix Senior Loan ETF
Trading Symbol	SEIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$29	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 250,291,653
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$250,291,653
Total number of portfolio holdings	259
Portfolio turnover rate	90%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Term Loans	95.2%
Corporate Bonds	3.4%
Asset Backed Securities	0.7%
Foreign Bond	0.5%
Affiliated Exchange Traded Fund	0.2%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.
Footnote(2)	Amount rounds to less than 0.05%.

C000268744
Shareholder Report [Line Items]
Fund Name	Virtus Silvant Growth Opportunities ETF
Class Name	Virtus Silvant Growth Opportunities ETF
Trading Symbol	VGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Silvant Growth Opportunities ETF ("Fund") for the period of December 22, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Silvant Growth Opportunities ETF	$4Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 22, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[13]
Expense Ratio, Percent	0.35%	[14]
AssetsNet	$ 3,064,812
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$3,064,812
Total number of portfolio holdings	22
Portfolio turnover rate	4%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	48.3%
Communication Services	16.7%
Consumer Discretionary	13.1%
Industrials	8.3%
Health Care	7.8%
Financials	4.0%
Materials	1.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000239036
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Class Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Trading Symbol	VEMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[15]
AssetsNet	$ 16,964,860
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$16,964,860
Total number of portfolio holdings	171
Portfolio turnover rate	54%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Corporate Bonds and Notes	50.2%
Foreign Government Securities	49.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000222917
Shareholder Report [Line Items]
Fund Name	Virtus Terranova U.S. Quality Momentum ETF
Class Name	Virtus Terranova U.S. Quality Momentum ETF
Trading Symbol	JOET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[16]
AssetsNet	$ 236,578,029
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$236,578,029
Total number of portfolio holdings	125
Portfolio turnover rate	62%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Financials	23.6%
Industrials	19.1%
Information Technology	17.2%
Health Care	12.0%
Consumer Discretionary	12.0%
Materials	4.8%
Consumer Staples	4.1%
Communication Services	4.0%
Energy	1.6%
Utilities	0.8%
Real Estate	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

C000265197
Shareholder Report [Line Items]
Fund Name	Virtus U.S. Dividend ETF
Class Name	Virtus U.S. Dividend ETF
Trading Symbol	VUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus U.S. Dividend ETF ("Fund") for the period of December 2, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus U.S. Dividend ETF	$4Footnote Reference(a)	0.25%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[17]
Expense Ratio, Percent	0.25%	[18]
AssetsNet	$ 19,439,682
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of January 31, 2026)

Table Summary
Fund net assets	$19,439,682
Total number of portfolio holdings	88
Portfolio turnover rate	5%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Information Technology	33.8%
Financials	17.5%
Industrials	10.6%
Health Care	7.5%
Energy	6.1%
Communication Services	5.9%
Consumer Discretionary	5.7%
Utilities	4.1%
Materials	4.0%
Real Estate	2.8%
Consumer Staples	2.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of January 31, 2026.

[1]	Based on the period August 4, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Based on the period December 22, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Based on the period December 2, 2025 (commencement of operations) through January 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[18]	Annualized.